Company Overview	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Overview

1. Company Overview

Nature of Operations

Cyclacel Pharmaceuticals, Inc. (“Cyclacel” or the “Company”) is a clinical-stage biopharmaceutical company developing innovative cancer medicines based on cell cycle, transcriptional regulation, epigenetics and mitosis control biology. Cyclacel is a pioneer company in the field of cancer cell cycle biology with a vision to improve patient healthcare by translating insights in cancer biology into medicines that can overcome resistance and ultimately increase a patient’s overall survival.

On January 24, 2025, the Company’s wholly owned United Kingdom subsidiary Cyclacel Limited entered into a creditors voluntary liquidation. Upon the commencement of the liquidation of the Cyclacel Limited, the Company lost operational and strategic control over the Cyclacel Limited and the financial results of Cyclacel Limited have been deconsolidated from Company as of January 24, 2025. The deconsolidation of the subsidiary resulted in a gain on deconsolidation of approximately $5.0 million shown as other income within the income statement for the period.

Through March 31, 2025, substantially all efforts of the Company to date have been devoted to performing research and development, conducting clinical trials, developing and acquiring intellectual property, raising capital and recruiting and training personnel.

1. Organization of the Company and Basis of Presentation

Cyclacel Pharmaceuticals, Inc. (“Cyclacel” or “the Company”) is a clinical-stage biopharmaceutical company developing innovative cancer medicines based on cell cycle and mitosis control biology. Cyclacel is a pioneer company in the field of cancer cell cycle biology with a vision to improve patient healthcare by translating insights in cancer biology into medicines that can overcome resistance and ultimately increase a patient’s overall survival.

As of December 31, 2024, substantially all efforts of the Company to date have been devoted to performing research and development, conducting clinical trials, developing and acquiring intellectual property, raising capital and recruiting and training personnel.

The Company is subject to risks and uncertainties common to early-stage companies in the biopharmaceutical industry, including, but not limited to, the fact that drug candidates developed by the Company typically will require approvals or clearances from the U.S. Food and Drug Administration, the European Medicines Agency or other similar regulatory agencies in other countries prior to commercial sales. There can be no assurance that the Company’s drug candidates will receive any of the required approvals or clearances. If any of the Company’s drug candidates are denied approval or clearance or such approval is delayed, or if the Company is unable to obtain the necessary financing to complete development and approval, there will be a material adverse impact on the Company’s financial condition and results of operations.

Through December 31, 2024, the Company has funded all of its operations and capital expenditures with proceeds from the issuance of public equity securities, private placements of securities, government grants, research and development tax credits, interest on investments, royalty income, product revenue and licensing revenue. The Company has incurred recurring losses since its inception, including net losses of $11.2 million and $22.6 million for the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024, the Company had an accumulated deficit of $439.5 million. The Company expects to continue to generate operating losses for the foreseeable future due to, among other things, costs related to the clinical development of its drug candidate, its preclinical programs and its administrative organization.

Going Concern

Pursuant to the requirements of Accounting Standard Codification (ASC) 205-40, Presentation of Financial Statements-Going Concern, management is required at each reporting period to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effects of its plans sufficiently alleviate the substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern for one year after the date that these financial statements are issued. In performing its analysis, management excluded certain elements of its operating plan that cannot be considered probable. Under ASC 205-40, the future receipts of potential funding from future equity or debt issuances or by entering into partnership agreements cannot be considered probable at this time because these plans are not entirely within the Company’s control nor have they been approved by the Board of Directors as of the date of these consolidated financial statements.

Based on the Company’s current operating plan, it is anticipated that cash and cash equivalents of $3.1 million as of December 31, 2024 will allow it to meet liquidity requirements into the second quarter of 2025. The Company continues to work to raise additional capital, however, as of the date of these financial statements there is no guarantee that the Company will be able to raise additional funds to extend operations beyond the second quarter of 2025. The Company’s history of losses, negative cash flows from operations, liquid resources currently on hand, and dependence on the ability to obtain additional financing to fund its operations, about which there can be no certainty, have resulted in the assessment that there is substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the issuance date of these financial statements. While the Company has plans in place to mitigate this risk, which primarily consist of raising additional capital through a combination of public or private equity or debt financings or by entering into partnership agreements for further development of our drug candidates, there is no guarantee that it will be successful in these mitigation efforts. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP and include the financial statements of Cyclacel Pharmaceuticals, Inc. and all of the Company’s wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated.

Reverse Stock Split

The Company effected a 15:1 reverse stock split of the Company’s common stock on December 18, 2023 (the “Reverse Stock Split”). All share and per share information has been adjusted to give effect to the Reverse Stock Split for all periods presented, unless otherwise indicated.

The Company held a special meeting of stockholders (the “Special Meeting”) on February 6, 2025 at which, among other matters, the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to effect a reverse stock split at a ratio not less than 1:4 and not more than 1:16 (the “2025 Reverse Stock Split”) such ratio and the implementation and timing of such Reverse Stock Split to be determined in the discretion of the Company’s Board of Directors (the “Board”). The 2025 Reverse Stock Split is expected to be implemented by the Board in or around May 2025.

All references to issued and outstanding shares all periods reflect: the 1-for-16 reverse stock split effective May 12, 2025, and the 1-for-15 reverse stock split effective July 7, 2025. As a result, all share numbers for all periods, including the number of shares underlying warrants, options, and other convertible securities, and all exercise prices applicable to such warrants, options and convertible securities have been adjusted retrospectively to give effect to the 1-for-16 and 1-for-15 reverse stock splits.